Investments (Tables)	12 Months Ended
Sep. 30, 2017
Investments [Abstract]
Schedule Of Short Term Investments [Table Text Block]	Short-term investments consisted of the following:
	September 30,	September 30,
	2017	2016

U.S. Treasury Bills	$1,994,401	$3,988,794